Investment in operating joint venture (Details Textual)	12 Months Ended			63 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Binzhou Broadcasting [Member] USD ($)	Oct. 01, 2007 Binzhou Broadcasting [Member]	Dec. 31, 2011 Binzhou SOE [Member] USD ($)	Dec. 31, 2011 Binzhou SOE [Member] CNY	Dec. 31, 2008 Hubei Chutian [Member] USD ($)	Dec. 31, 2012 Hubei Chutian [Member] USD ($)	Dec. 31, 2012 Hubei Chutian [Member] CNY	Jun. 16, 2008 Hubei Chutian [Member]
Equity Method Investment, Ownership Percentage				51.00%	49.00%						49.00%
Payments to Acquire Interest in Joint Venture	$ 0	$ 0	$ 6,657,839	$ 14,000,000				$ 60,400,000
Accrued Capital Contribution Payable In Joint Venture				16,000,000
Penalty Amount For Not Settling Capital Contribution						754,979	5,000,000
Provision For Impairment On Investment	0	9,806,150	0	9,806,150
Equity Method Investment, Amount Sold	50,378,205	0							50,378,205
Equity Method Investment Accumulated Income Loss From Foreign Currency Translation Adjustment Net Of Tax									1,183,753
Equity Method Investment, Realized Gain (Loss) on Disposal	7,889,513	0	0						7,889,513
Equity Method Investment, Agreed Consideration									$ 59,451,471	374,140,000